Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of accounting

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries, and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company.

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, identifying separate accounting units and estimating rebates related to revenue transactions, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and goodwill, determining the provision for accounts receivable, determining the value-added tax (“VAT”) receivables, accounting for deferred income taxes and accounting for the share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign Currency

The functional currency of the Company and Cheerbright, is the United States dollar (“US$”), whereas the functional currency of Autohome HK and Autohome Media is the Hong Kong dollar (“HK$”), and the functional currency of the PRC subsidiaries and VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in other income, net in the consolidated statements of comprehensive income.

Assets and liabilities of the Company, Cheerbright, Autohome HK and Autohome Media are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year.

(e)	Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and time deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(g)	Term deposits

All bank deposits with original maturities of greater than 90 days but less than 365 days are classified as term deposits which are stated at their approximate fair value.

(h)	Restricted Cash

Restricted cash represents cash pledged to the bank as collateral for the Company’s loan facility.

(i)	Deferred Offering Costs

Direct costs incurred by the Company attributable to its IPO of ordinary shares in December, 2013 and follow-on offering of ADSs in November, 2014 in the United States have been deferred and charged against the gross proceeds received from such offerings.

(j)	Fair Value of Financial Instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, term deposits, restricted cash, accounts receivable, other current assets, short-term debt, accrued expenses and other payables, payable for repurchase of common stock and due to related parties. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

(k)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable balance is written off after all collection effort has ceased.

(l)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Purchased software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

(m)	Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark	15 years
Customer relationship	5 years
Websites	4 years
Domain names	4 years
Licensing agreements	1.75 years

(n)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2013 and 2014 were related to its acquisition of Cheerbright, China Topside and Norstar. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount. Therefore, management concluded that it was not necessary to proceed to the two-step goodwill impairment test. No impairment loss was recorded for any of the years presented.

If the Group reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

(o)	Impairment of Long-Lived Assets and Intangibles

The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

(p)	Revenue Recognition

The Group’s revenue is primarily derived from online advertising and dealer subscription services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured based on the guidance in ASC 605, Revenue Recognition.

Contracts are signed to establish significant terms such as the price and online advertising services to be provided. The Group considers the price for its services to be fixed and determinable when the Group and its customers have signed the contracts. The Group assesses the creditworthiness of its customers prior to signing the contracts to ensure collectability is reasonably assured. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.

Advertising services

The Group provides online advertising services to automakers, dealers and agency companies that represent automakers and dealers. The majority of the Group’s online advertising service arrangements involve multiple deliverables such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time. Multiple contracts with the same customers are accounted for as separate arrangements if the contracts are not linked together in a single transaction. Historically, the Company has not entered into multiple contracts with the same counterparty that should be combined and accounted for as a single arrangement.

In determining its best estimated selling price for each deliverable, the Group considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Group would transact if the deliverable were sold regularly on a standalone basis. The Group monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. Revenue is recognized ratably when the advertisements are published over the stated display period in the case of websites or when the services have been rendered in the case of promotional activities. The amount recognized is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions

Dealer subscription services

The Group provides subscription services to automakers, dealers and agency companies that represent automakers and dealers. The Group makes available throughout the subscription period a webpage linked to its websites where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Revenue is recognized ratably as services are provided over the subscription period.

Rebates and cash incentives provided to customers

The Group provides rebates to agency companies based on cumulative annual advertising and service volume or surrounding occasional activities. The Group estimates its obligations under such agreements based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets, giving consideration to the actual activity during the incentive period and, as appropriate, evaluation of the agency companies purchase trends and history.

The Group also provides cash incentives to automakers and dealers who participated in various incentive programs on the Group’s online transaction platform. The cash incentives are accounted for as a reduction of revenue in accordance with ASC 605-50, “Revenue Recognition: Customer Payments and Incentives”.

Therefore, rebates and cash incentives are recorded as a reduction of revenue in the period revenue is recognized in the Group’s consolidated financial statements. The Group has estimated and recorded rebates and cash incentives to agency companies, dealers and automakers cumulatively amounting to RMB153,388, RMB231,136 and RMB395,175 (US$63,691) for the years ended December 31, 2012, 2013 and 2014, respectively.

(q)	Cost of Revenues

Cost of revenues consist primarily of bandwidth and internet data centre fees, depreciation of the Group’s long-lived assets, amortization of acquired intangible assets, VAT, business tax and surcharges and content-related costs. Content-related costs primarily comprise salaries and benefits for employees directly involved in revenue generation activities and other overhead expenses directly attributable to the provision of the online advertising and dealer subscription services.

The Group’s business is subject to VAT, business tax, surcharges and cultural construction fees levied on advertising related sales in China. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, the group elected to present VAT, business tax, surcharges and cultural construction fees as cost of revenues on the consolidated statements of comprehensive income. For the years ended December 31, 2013 and 2014, the Company’s PRC subsidiaries and its VIEs are subject to a 6% VAT for the service provided. Since November 2014, Beijing Prbrownies Software Co., Ltd. was entitled to a 14% VAT refund on the total VAT payable at the rate of 17% after registration of its software resolutions with the relevant authority.

(r)	Advertising Expenditures

Advertising expenditures which amounted to RMB37,858, RMB86,198 and RMB266,942 (US$43,023) for the years ended December 31, 2012, 2013 and 2014, respectively, are expensed as incurred and are included in sales and marketing expenses.

(s)	Product Development Expenses

Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites, mobile application and related software. The Group recognizes these costs as expenses when incurred, unless they result in significant additional functionality, in which case they are capitalized. No costs were capitalized during any of the years presented.

(t)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rental expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

(u)	Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other liabilities line item in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

(v)	Treasury Stock

The Company accounts for treasury stock repurchases at cost in accordance with ASC 505-30, Treasury Stock. When a corporation’s stock is retired, an excess of repurchase price over par value may be allocated between additional paid-in capital and retained earnings.

(w)	Earnings Per Share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between the Class A and Class B ordinary shares based on their participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method. The computation of the dilutive net income per share of Class A ordinary share assumes the conversion of Class B ordinary shares, while the diluted income per share of Class B ordinary share does not assume the conversion of those shares.

The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participating rights of the Class A and Class B ordinary shares as if the income for the year had been distributed. As the participating rights are identical, the undistributed income is allocated on a proportionate basis.

(x)	Comprehensive Income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. There have been no reclassifications out of accumulated other comprehensive income to net income for the periods presented.

(y)	Segment Reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(z)	Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB13,666, RMB23,410 and RMB61,532 (US$9,917) for the years ended December 31, 2012, 2013 and 2014, respectively.

(aa)	Share-based Compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. Subsequent to the IPO, fair value of the ordinary shares will be the price of the Company’s publicly traded shares.

(bb)	Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which entity expects to be entitled to in exchange for goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim period within that reporting period. Early adoption is not permitted. The Company is in the process of evaluating the effect of the update on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance requires an entity to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures in certain circumstances. The guidance is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s consolidated financial statements.

(cc)	Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, term deposits and accounts receivable. As of December 31, 2013 and 2014, cash and cash equivalents, restricted cash and term deposits amounting to RMB1,383,613 and RMB2,772,191 (US$446,796), respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group continues to monitor the financial strength of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations. There was one and one customer that individually represented greater than 10% of the total accounts receivable as of December 31, 2013 and 2014, respectively.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

There were no customers that individually represented greater than 10% of the total net revenue for the years ended December 31, 2012, 2013 and 2014, respectively.

Currency convertibility risk

The Group transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

As of December 31, 2014, cash and cash equivalents and term deposits in PRC were held by PRC subsidiaries and the VIEs. Cash and cash equivalents and term deposits of PRC subsidiaries and VIEs are all denominated in RMB and amounted to RMB1,600,167 (US$257,900) and RMB167,938 (US$27,067), respectively. Cash distributed outside of the PRC by PRC subsidiaries and the VIEs may be subject to PRC dividend withholding tax.

Foreign Currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was appreciation of RMB against US$ of approximately 1.0% and 2.9% in the years ended December 31, 2012 and 2013 and depreciation of 2.4% in the year ended December 31, 2014, respectively. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in appreciation or depreciation of the RMB against the US$.

(dd)	Comparative Figures

Certain comparative amounts have been reclassified to conform with the current year’s presentation.